RESTATEMENT (Details) - Schedule of Restated Financial Information (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 17, 2004	Dec. 31, 2003	Dec. 31, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Jun. 30, 2013 Series I Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]
Current Assets
Cash	$ 137,394	$ 42,008	$ 110,388	$ 129,888		$ 47,000							$ 0																	$ 42,008	$ 70,726	$ 110,388	$ 118,734	$ 129,888																$ 0	$ 0	$ 0	$ 0	$ 0																$ 42,008	$ 70,726	$ 110,388	$ 118,734	$ 129,888
Accounts Receivable	0	0		982																										0	0	0	0	982																0	0	0	0	0																0	0	0	0	982
Total Current Assets	137,394	42,008		130,870																										42,008	70,726	110,388	118,734	130,870																0	0	0	0	0																42,008	70,726	110,388	118,734	130,870
Certificates of Deposit	172,706	172,499		171,875																										172,499	172,378	172,255	172,133	171,875																0	0	0	0	0																172,499	172,378	172,255	172,133	171,875
Goodwill	0	0		5,341																											5,341	5,341	5,341	5,341																0	0	0	0	0																0	5,341	5,341	5,341	5,341
Mining Claims - Unproved	1,797,499	1,797,488		1,797,564																										1,797,488	2,187,207	2,110,387	2,004,295	1,891,845																0	(389,718)	(312,898)	(206,550)	(94,281)																1,797,488	1,797,489	1,797,489	1,797,745	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	587,092	635,212		733,885																										635,212	660,083	681,515	707,700	733,885																0	0	0	0	0																635,212	660,083	681,515	707,700	733,885
Purchase Option - Taber Mine																														0	22,000	16,000	10,000	0																0	0	0	0	0																0	22,000	16,000	10,000	0
Reclamation Bond Deposit – Fraser River	5,000	2,000		0																										2,000	2,000	2,000	2,000	0																0	0	0	0	0																2,000	2,000	2,000	2,000	0
Total Other Assets	2,644,078	2,634,220		2,712,665																										2,634,220	3,070,140	2,987,498	2,901,469	2,806,946																0	(389,718)	(312,898)	(206,550)	(94,281)																2,634,220	2,680,422	2,674,600	2,694,919	2,712,665
TOTAL ASSETS	2,781,472	2,676,228		2,843,535																										2,676,228	3,140,866	3,097,886	3,020,203	2,937,816																0	(389,718)	(312,898)	(206,550)	(94,281)																2,676,228	2,751,148	2,784,988	2,813,653	2,843,535
Current Liabilities
Accounts Payable	30,012	56,617		5,942																										56,617	31,165	44,638	30,976	5,942																0	0	0	0	0																56,617	31,165	44,638	30,976	5,942
Accrued Expenses - related party	947,474	884,474		784,474																										884,474	850,474	828,474	812,474	784,474																0	0	0	0	0																884,474	850,474	828,474	812,474	784,474
Accrued Interest	60,189	41,363		0																										41,363	18,513	10,823	3,348	0																0	0	0	0	0																41,363	18,513	10,823	3,348	0
Convertible notes payable (net of discount of $213,201)	370,162	608,193		25,000																										608,193	357,675	161,798	53,802	25,000																0	0	0	0	0																608,193	357,675	161,798	53,802	25,000
Note Payable (net of discount of $0)	0	0		4,432																										0	0	0	5,931	4,432																0	0	0	0	0																0	0	0	5,931	4,432
Note Payable – Ruby Mine Mortgage	1,170,933	1,774,822		1,889,185																										1,774,822	1,841,095	1,857,245	1,873,275	1,889,185																0	0	0	0	0																1,774,822	1,841,095	1,857,245	1,873,275	1,889,185
Total Current Liabilities	3,833,478	3,884,381		2,709,033																										3,884,381	3,684,420	2,902,978	2,779,806	2,709,033																0	0	0	0	0																3,884,381	3,684,420	2,902,978	2,779,806	2,709,033
Long-Term Liabilities
Asset Retirement Obligation	5,747	5,584		5,147	171,618																									5,584	5,350	5,274	5,198	5,147																0	0	0	0	0																5,584	5,350	5,274	5,198	5,147
Total Long-Term Liabilities	1,082,488	5,584		5,147																										5,584	5,350	5,274	5,198	5,147																0	0	0	0	0																5,584	5,350	5,274	5,198	5,147
Total Liabilities	4,915,966	3,889,965		2,714,180																										3,889,965	3,689,770	2,908,252	2,785,004	2,714,180																0	0	0	0	0																3,889,965	3,689,770	2,908,252	2,785,004	2,714,180
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 2,817,774 outstanding at June 30, 2013																																0																				260,193																				260,193
Stockholders’ Equity (Deficit)
Preferred stock															0	0	0	0	0	4,000	4,000	4,000	4,000	4,000	0	0	100	100	100						0	0	0	0	0	0	0	0	0	0	0	0	0	0	0						0	0	0	0	0	4,000	4,000	4,000	4,000	4,000	0	0	100	100	100						0	4,000	4,000	4,000	0	0	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at June 30, 2012																														102,003	100,498	99,628	98,725	97,664																(4,518)	(3,603)	(2,818)	(1,915)	(881)																97,485	96,895	96,810	96,810	96,783
Additional Paid-In Capital	12,018,974	11,805,636		11,271,341																										12,168,608	12,047,659	11,999,318	11,796,219	11,358,733																(362,972)	(311,154)	(257,375)	(187,989)	(87,392)																11,805,636	11,736,505	11,741,943	11,608,230	11,271,341
Stock Payable	0	0		25,000																										0	25,000	25,000	25,000	25,000																0	0	0	0	0																0	25,000	25,000	25,000	25,000
Deficit Accumulated During Exploration Stage																														(13,475,848)	(12,726,061)	(11,938,412)	(11,688,845)	(11,261,861)																0	(389,718)	(312,898)	(206,550)	(94,281)																(13,475,848)	(13,115,779)	(12,251,310)	(11,895,395)	(11,356,142)
Total Stockholders’ Equity (Deficit)	(2,734,983)	(1,581,227)		41,082		(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)		0																(1,213,737)	(548,904)	189,634	235,199	223,636																(367,490)	(704,475)	(573,091)	(396,454)	(182,554)																(1,581,227)	(1,253,379)	(383,457)	(161,255)	41,082
TOTAL LIABILITIES, COMMITMENT & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$ 2,781,472	$ 2,676,228		$ 2,843,535																										$ 2,676,228	$ 3,140,866	$ 3,097,886	$ 3,020,203	$ 2,937,816																$ 0	$ (389,718)	$ (312,898)	$ (206,550)																	$ 2,676,228	$ 2,751,148	$ 2,784,988	$ 2,813,653	$ 2,843,535